FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND (the “Registrant”)
Federated Hermes Total Return Government Bond Fund (the “Fund”) Institutional Shares Class R6 Shares Services Shares

1933 Act File No. 033-60411 1940 Act File No. 811-07309

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 46 on April 25, 2024.

If you have any questions on the enclosed material, please contact me at Julie.Meyers@Federatedhermes.com or (724) 720-8834.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary